Schedule of Components of Taxes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax expense	₪ 6,294	₪ 17,708	₪ 10,467
Deferred tax (income)	(4,046)	(17,615)	974
Total tax expense	₪ 2,248	₪ 93	₪ 11,441